Disposal of Subsidiaries (Details) - Schedule of Operations and Cash Flows of Discontinued Operations - USD ($)		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 11,851,000
Cost of revenues		(9,038,000)
Gross profit		2,813,000
Total operating expenses		(2,941,000)
Loss from operations		(128,000)
Interest income		41,000
Interest expense		(154,000)
Other expenses, net		(6,000)
Loss from discontinued operation		(247,000)
Loss from discontinued operation before income taxes		524,000
Income from discontinued operations, net of tax	$ 771,237	520,000
Net cash used in operating activities		(1,909,000)
Net cash provided by investing activities		1,859,000
Net cash provided by (used in) financing activities
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business		771,000
Income tax expense		(4,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		50,000
Net increase (decrease) in cash, cash equivalents and restricted cash of discontinued operations
Selling and Marketing Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating expenses		(672,000)
General and Administrative Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating expenses		$ (2,269,000)